OPTIONS (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	May 10, 2013	Sep. 30, 2013	Dec. 31, 2012
Intrinsic Value
Options based expense		$ 286,770
2012 Incentive Compensation Plan
Options
Options issued and outstanding		4,427,500	2,820,000
Authorized shares in plan		5,000,000	5,000,000
Balance of shares remaining in plan for disbursement		30,000	2,180,000
Vesting percentage	50.00%		25.00%
Vesting period of options, anniversary date of grant date	90 days		6 months
Granted (in dollars per share)	$ 1.00	$ 0.58	$ 0.25
Number of options:
Options issued and outstanding, beginning		2,820,000
Options issued and outstanding, ending		4,427,500	2,820,000
Remaining Contractual Life		4 years 2 months 23 days	5 years
Exercise price times number of shares
Exercise price times number of shares at beginning of the period		705,000
Exercise price times number of shares at end of the period			705,000
Weighted Average Exercise Price:
Weighted Average Exercise Price of Options outstanding, beginning (in dollars per share)		$ 0.25
Weighted Average Exercise Price of Options outstanding, ending (in dollars per share)		$ 0.38	$ 0.25
Intrinsic Value
Intrinsic value, beginning		211,500
Intrinsic value, ending		177,323	211,500
Expected term			3 years 3 months
Expected volatility (as a percent)		100.00%	250.00%
Risk-free interest rate (as a percent)			0.39%
Expected dividend yield (as a percent)		0.00%	0.00%
Grant date fair value of options		439,748	688,005
Options based expense		$ 257,275	$ 12,103